Employee Benefits (Post-Employment) - Schedule of Defined Benefit Costs (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [line items]
Current service cost	$ 70		$ 148
Net interest cost over net liabilities / (assets)	468		989
Net costs	538	$ 676	1,137	$ 1,368
Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	375	476	792	963
Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	106		226
Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	57		119
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Current service cost			24
Net interest cost over net liabilities / (assets)			254
Net costs		312	278	630
Petros Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs			210
Petros Pension Plan [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs			46
Petros Pension Plan [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs			22
Petros renegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	19		19
Net interest cost over net liabilities / (assets)	172		172
Net costs	191		191
Petros renegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	142		142
Petros renegotiated pension plan [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	33		33
Petros renegotiated pension plan [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	16		16
Petros nonrenegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	2		2
Net interest cost over net liabilities / (assets)	57		57
Net costs	59		59
Petros nonrenegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	47		47
Petros nonrenegotiated pension plan [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	8		8
Petros nonrenegotiated pension plan [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	4		4
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	9		19
Net interest cost over net liabilities / (assets)	6		12
Net costs	15	19	31	39
Petros 2 Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	4		7
Petros 2 Pension Plan [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	7		15
Petros 2 Pension Plan [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	4		9
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	39		82
Net interest cost over net liabilities / (assets)	232		492
Net costs	271	343	574	694
AMS Medical Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs	182		385
AMS Medical Plan [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	58		124
AMS Medical Plan [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	31		65
Other plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	1		2
Net interest cost over net liabilities / (assets)	1		2
Net costs	2	$ 2	4	$ 5
Other plans [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net costs			1
Other plans [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net costs	$ 2		$ 3